Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	₱ 173,634	₱ 161,355	₱ 152,369
Non-service revenues (Note 5)	7,370	7,832	10,545
Revenues	181,004	169,187	162,914
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	95,748	88,243	80,265
Revenues	101,789	94,488	87,193
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	95,589	87,823	79,904
Wireless [Member] | Home broadband [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	40	85	155
Wireless [Member] | MVNO and others [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	119	335	206
Wireless [Member] | Sale of mobile handsets and broadband data modems [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	6,041	6,245	6,928
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	77,886	73,112	71,020
Non-service revenues (Note 5)	1,329	1,587	3,573
Revenues	79,215	74,699	74,593
Fixed Line [Member] | Voice [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	19,484	19,890	21,148
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	58,064	52,787	49,504
Fixed Line [Member] | Miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	338	435	368
Fixed Line [Member] | Sale of computers, phone units and SIM cards [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	1,140	1,193	3,056
Fixed Line [Member] | Point-product-sales [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	₱ 189	₱ 394	517
All other services segments [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)			₱ 1,128